RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 19, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 19, 2021 USD ($)
Amounts due from related parties:
Amounts due from related parties		¥ 125,198		¥ 182,409		$ 19,646
Amounts due to related parties:
Amounts due to related parties		2,763		29,247		434
Convertible senior notes held by a related party - current		633,475				99,406
BEST China | Bridge Loan Agreement with Alibaba (China) Network Technology Co., Ltd [Member]
Amounts due to related parties:
Face value	¥ 600,000						$ 94,153
Term (in years)	1 year
Effective interest rate	0.36%						0.36%
Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		539,698	$ 84,690	681,359	¥ 551,284
Cainiao
Amounts due from related parties:
Amounts due from related parties		76,730		140,132		12,041
Cainiao | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		418,806	65,720	555,798	540,587
Cainiao | Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions				18,011
Cainiao | Commission fee paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions					160
Cainiao | Cash Proceeds From Disposal of Entity Investment
RELATED PARTY TRANSACTIONS
Amount of related party transactions		220,000	34,523
Lazada
Amounts due from related parties:
Amounts due from related parties		48,014		42,277		7,534
Lazada | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions		120,892	18,970	125,561	10,697
Alibaba.com
Amounts due to related parties:
Amounts due to related parties		2,763		28,275		434
Alibaba.com | Issue convertible senior notes to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions				1,061,421	687,677
Alibaba.com | Interest expense of convertible senior notes accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		62,887	9,868	46,460	5,447
Alibaba.com | Convertible non-controlling interests held by related parties
Amounts due to related parties:
Convertible senior notes held by a related party - current		633,475				99,406
Convertible senior notes held by a related party - non-current		955,097		1,617,846		149,876
Alibaba Technology | Borrowings received from related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		600,000	94,153
Alibaba Technology | Borrowings repaid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		600,000	94,153
Alibaba Technology | Interest expense of borrowings accrued to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		674	106
Ali Cloud
Amounts due from related parties:
Amounts due from related parties		454				71
Amounts due to related parties:
Amounts due to related parties				972
Ali Cloud | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions				2,768
Ali Cloud | Operating costs paid to related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		13,608	2,135	¥ 14,861	¥ 9,669
Taobao Software | Issuance of BEST Asia Series A Preferred Shares to a related party
RELATED PARTY TRANSACTIONS
Amount of related party transactions		193,803	$ 30,412
Taobao Software | Convertible non-controlling interests held by related parties
Amounts due to related parties:
Convertible non controlling interests held by related parties		¥ 191,865				$ 30,108